Commitments and Contingencies - Employee matters - Additional Information (Detail)	12 Months Ended
Dec. 31, 2015 Employees
Commitments and Contingencies Disclosure [Abstract]
Number of full-time employees	5,830
Number of employees employed under collective bargaining agreements	1,580
Percentage of employees employed under collective bargaining agreements	27.00%